Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.45%
Communication services: 8.25%
Diversified telecommunication services: 0.68%
AT&T, Inc.	97,292	$1,530,403
Lumen Technologies, Inc.†	109,226	216,268
Verizon Communications, Inc.	41,216	1,468,526
		3,215,197
Entertainment: 1.19%
AMC Entertainment Holdings, Inc. Class A†	6,115	27,517
Electronic Arts, Inc.	3,247	415,616
Madison Square Garden Sports Corp.	1,527	269,745
Netflix, Inc.†	5,212	2,059,939
Playtika Holding Corp.†	5,403	54,192
Spotify Technology SA†	5,831	868,236
Walt Disney Co.†	21,762	1,914,185
		5,609,430
Interactive media & services: 5.30%
Alphabet, Inc. Class A†	72,359	8,890,750
Alphabet, Inc. Class C†	62,880	7,757,506
IAC, Inc.†	1,232	68,795
Match Group, Inc.†	11,201	386,434
Meta Platforms, Inc. Class A†	27,453	7,267,358
Pinterest, Inc. Class A†	6,608	158,196
TripAdvisor, Inc.†	24,665	383,787
		24,912,826
Media: 0.87%
Altice USA, Inc. Class A†	134,046	343,158
Charter Communications, Inc. Class A†	941	306,907
Comcast Corp. Class A	46,442	1,827,493
Fox Corp. Class A	11,371	354,775
Interpublic Group of Cos., Inc.	8,128	302,280
Nexstar Media Group, Inc.	1,106	166,918
Omnicom Group, Inc.	5,229	461,146
Paramount Global Class A	17,071	299,937
		4,062,614
Wireless telecommunication services: 0.21%
T-Mobile U.S., Inc.†	7,228	992,043
Consumer discretionary: 9.62%
Automobile components: 0.26%
BorgWarner, Inc.	16,041	711,097
Lear Corp.	4,286	525,721
		1,236,818
Automobiles: 1.95%
Ford Motor Co.	88,130	1,057,560
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Automobiles (continued)
General Motors Co.	29,885	$968,573
Harley-Davidson, Inc.	17,445	542,714
Tesla, Inc.†	26,975	5,501,012
Thor Industries, Inc.	14,235	1,114,173
		9,184,032
Broadline retail: 2.53%
Amazon.com, Inc.†	91,725	11,060,200
Kohl’s Corp.	2,270	41,586
Macy’s, Inc.	33,735	458,459
Nordstrom, Inc.	22,202	339,691
		11,899,936
Distributors: 0.13%
Genuine Parts Co.	2,458	366,070
LKQ Corp.	4,623	243,863
		609,933
Diversified consumer services: 0.26%
Grand Canyon Education, Inc.†	5,150	539,514
H&R Block, Inc.	22,899	683,535
		1,223,049
Hotels, restaurants & leisure: 1.94%
Aramark	13,402	529,111
Booking Holdings, Inc.†	398	998,491
Boyd Gaming Corp.	3,910	249,184
Chipotle Mexican Grill, Inc.†	267	554,423
Darden Restaurants, Inc.	4,060	643,591
Domino’s Pizza, Inc.	1,716	497,383
Expedia Group, Inc.†	287	27,469
Hilton Worldwide Holdings, Inc.	992	135,031
Hyatt Hotels Corp. Class A	721	77,493
Marriott International, Inc. Class A	3,375	566,291
Marriott Vacations Worldwide Corp.	2,042	251,615
McDonald’s Corp.	7,903	2,253,224
SIX Flags Entertainment Corp.†	3,086	78,847
Starbucks Corp.	15,568	1,520,060
Travel & Leisure Co.	5,036	183,663
Yum! Brands, Inc.	4,438	571,126
		9,137,002
Household durables: 0.14%
Lennar Corp. Class A	366	39,206
NVR, Inc.†	63	349,916
PulteGroup, Inc.	1,651	109,098
Toll Brothers, Inc.	2,251	152,393
		650,613
See accompanying notes to portfolio of investments
2 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Leisure products: 0.11%
Brunswick Corp.	782	$59,041
Peloton Interactive, Inc. Class A†	14,010	101,993
Polaris, Inc.	3,089	332,716
		493,750
Specialty retail: 1.99%
AutoNation, Inc.†	6,004	786,044
AutoZone, Inc.†	118	281,647
Bath & Body Works, Inc.	4,017	141,559
Best Buy Co., Inc.	8,476	615,951
Dick’s Sporting Goods, Inc.	1,055	134,523
Gap, Inc.	8,266	66,293
Home Depot, Inc.	10,769	3,052,473
Lithia Motors, Inc.	312	72,783
Lowe’s Cos., Inc.	6,699	1,347,370
O’Reilly Automotive, Inc.†	136	122,850
Penske Automotive Group, Inc.	4,660	644,105
Ross Stores, Inc.	942	97,610
TJX Cos., Inc.	14,614	1,122,209
Tractor Supply Co.	391	81,950
Ulta Beauty, Inc.†	630	258,193
Victoria’s Secret & Co.†	8,178	166,995
Wayfair, Inc. Class A†	6,003	242,041
Williams-Sonoma, Inc.	892	101,251
		9,335,847
Textiles, apparel & luxury goods: 0.31%
Carter’s, Inc.	2,496	155,177
Deckers Outdoor Corp.†	259	123,025
NIKE, Inc. Class B	7,395	778,398
Ralph Lauren Corp.	2,271	241,430
Tapestry, Inc.	1,262	50,505
Under Armour, Inc. Class A†	11,691	84,292
		1,432,827
Consumer staples: 6.70%
Beverages: 1.56%
Boston Beer Co., Inc. Class A†	1,715	578,812
Brown-Forman Corp. Class A	1,683	105,777
Brown-Forman Corp. Class B	21	1,297
Coca-Cola Co.	40,199	2,398,272
Constellation Brands, Inc. Class A	744	180,770
Molson Coors Beverage Co. Class B	7,763	480,142
Monster Beverage Corp.†	6,852	401,664
PepsiCo, Inc.	17,541	3,198,601
		7,345,335
Consumer staples distribution & retail: 1.65%
BJ’s Wholesale Club Holdings, Inc.†	6,266	392,565
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Consumer staples distribution & retail (continued)
Casey’s General Stores, Inc.	502	$113,276
Costco Wholesale Corp.	4,708	2,408,424
Dollar General Corp.	1,237	248,748
Kroger Co.	7,839	355,342
Performance Food Group Co.†	5,585	308,795
Sysco Corp.	6,066	424,317
Target Corp.	4,940	646,794
U.S. Foods Holding Corp.†	5,505	218,989
Walgreens Boots Alliance, Inc.	6,989	212,256
Walmart, Inc.	16,355	2,402,059
		7,731,565
Food products: 1.47%
Archer-Daniels-Midland Co.	7,707	544,500
Bunge Ltd.	7,653	708,974
Campbell Soup Co.	10,871	549,529
Conagra Brands, Inc.	9,476	330,428
Flowers Foods, Inc.	19,204	479,716
General Mills, Inc.	11,074	931,988
Hershey Co.	816	211,915
Ingredion, Inc.	3,504	366,518
J M Smucker Co.	1,982	290,541
Kellogg Co.	4,928	329,043
Kraft Heinz Co.	257	9,822
Lamb Weston Holdings, Inc.	4,236	471,043
Mondelez International, Inc. Class A	8,712	639,548
Pilgrim’s Pride Corp.†	14,356	318,703
Post Holdings, Inc.†	7,984	678,321
Tyson Foods, Inc. Class A	1,015	51,400
		6,911,989
Household products: 1.37%
Clorox Co.	4,992	789,635
Colgate-Palmolive Co.	11,043	821,378
Kimberly-Clark Corp.	6,340	851,335
Procter & Gamble Co.	25,400	3,619,500
Reynolds Consumer Products, Inc.	13,207	362,400
		6,444,248
Personal care products: 0.11%
Coty, Inc. Class A†	11,102	120,346
Estee Lauder Cos., Inc. Class A	2,176	400,449
		520,795
Tobacco: 0.54%
Altria Group, Inc.	25,292	1,123,471
Philip Morris International, Inc.	15,722	1,415,137
		2,538,608
See accompanying notes to portfolio of investments
4 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Energy: 3.64%
Energy equipment & services: 0.12%
Baker Hughes Co.	3,694	$100,661
NOV, Inc.	1,540	21,668
Schlumberger NV	10,924	467,875
		590,204
Oil, gas & consumable fuels: 3.52%
APA Corp.	7,829	248,806
Cheniere Energy, Inc.	3,531	493,528
Chevron Corp.	21,893	3,297,524
ConocoPhillips	13,461	1,336,677
Devon Energy Corp.	5,211	240,227
EOG Resources, Inc.	4,056	435,168
Exxon Mobil Corp.	50,601	5,170,410
Hess Corp.	310	39,268
HF Sinclair Corp.	12,431	515,141
Marathon Petroleum Corp.	11,455	1,201,744
Occidental Petroleum Corp.	8,033	463,183
ONEOK, Inc.	1,354	76,718
Ovintiv, Inc.	2,961	97,920
Phillips 66	10,432	955,675
Pioneer Natural Resources Co.	1,760	351,014
Range Resources Corp.	2,782	76,143
Southwestern Energy Co.†	67,889	323,831
Targa Resources Corp.	840	57,162
Valero Energy Corp.	10,742	1,149,824
		16,529,963
Financials: 11.56%
Banks: 1.94%
Bank of America Corp.	68,184	1,894,833
Bank OZK	8,100	280,098
BOK Financial Corp.	1,351	109,863
Citigroup, Inc.	19,337	857,016
Columbia Banking System, Inc.	2,535	50,776
Comerica, Inc.	425	15,343
Fifth Third Bancorp	1,577	38,274
First Horizon Corp.	19,756	203,684
Huntington Bancshares, Inc.	11,221	115,689
JPMorgan Chase & Co.	32,965	4,473,680
PNC Financial Services Group, Inc.	1,383	160,193
Popular, Inc.	2,880	164,678
Regions Financial Corp.	10,702	184,824
Truist Financial Corp.	8,002	243,821
U.S. Bancorp	9,511	284,379
Zions Bancorp NA	650	17,738
		9,094,889
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Capital markets: 2.84%
Affiliated Managers Group, Inc.	3,877	$539,252
Ameriprise Financial, Inc.	2,609	778,708
Bank of New York Mellon Corp.	15,869	637,934
BlackRock, Inc.	1,847	1,214,495
Blackstone, Inc.	2,521	215,899
Carlyle Group, Inc.	1,448	39,690
Cboe Global Markets, Inc.	4,805	636,278
Charles Schwab Corp.	13,682	720,905
Evercore, Inc. Class A	8,440	911,098
Franklin Resources, Inc.	9,065	217,651
Goldman Sachs Group, Inc.	3,560	1,153,084
Interactive Brokers Group, Inc. Class A	2,557	197,477
Intercontinental Exchange, Inc.	2,218	234,997
Invesco Ltd.	25,886	372,241
Janus Henderson Group PLC	13,760	361,613
Jefferies Financial Group, Inc.	24,816	746,217
LPL Financial Holdings, Inc.	5,156	1,004,286
Moody’s Corp.	264	83,656
Morgan Stanley	15,054	1,230,815
MSCI, Inc.	185	87,048
Nasdaq, Inc.	197	10,904
Northern Trust Corp.	2,011	144,631
Raymond James Financial, Inc.	1,704	153,956
S&P Global, Inc.	498	182,980
SEI Investments Co.	7,023	397,361
State Street Corp.	7,069	480,833
Stifel Financial Corp.	2,319	128,867
T Rowe Price Group, Inc.	1,781	190,852
Virtu Financial, Inc. Class A	15,065	264,993
		13,338,721
Consumer finance: 0.46%
American Express Co.	4,141	656,597
Capital One Financial Corp.	2,324	242,184
Credit Acceptance Corp.†	316	140,835
Discover Financial Services	993	102,021
OneMain Holdings, Inc.	10,005	378,789
SLM Corp.	20,625	314,737
Synchrony Financial	10,960	339,322
		2,174,485
Financial services: 4.21%
Berkshire Hathaway, Inc. Class B†	20,598	6,613,606
Equitable Holdings, Inc.	33,636	825,428
Euronet Worldwide, Inc.†	1,056	117,638
Fidelity National Information Services, Inc.	5,723	312,304
Fiserv, Inc.†	6,728	754,814
Global Payments, Inc.	727	71,021
Mastercard, Inc. Class A	8,474	3,093,180
See accompanying notes to portfolio of investments
6 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Financial services (continued)
MGIC Investment Corp.	34,957	$528,550
PayPal Holdings, Inc.†	7,770	481,662
Rocket Cos., Inc. Class A†	95,352	764,723
Shift4 Payments, Inc. Class A†	1,896	118,917
UWM Holdings Corp.	229,005	1,174,796
Visa, Inc. Class A	16,867	3,728,113
Voya Financial, Inc.	8,273	560,909
Western Union Co.	56,172	639,799
		19,785,460
Insurance: 1.95%
Aflac, Inc.	5,409	347,312
Allstate Corp.	5,623	609,814
American Financial Group, Inc.	2,107	236,553
American International Group, Inc.	7,563	399,553
Aon PLC Class A	467	143,971
Arch Capital Group Ltd.†	3,850	268,345
Axis Capital Holdings Ltd.	2,363	122,640
Brighthouse Financial, Inc.†	1,736	69,891
Chubb Ltd.	2,987	554,985
Erie Indemnity Co. Class A	1,544	330,570
Everest Re Group Ltd.	788	267,936
First American Financial Corp.	780	42,845
Globe Life, Inc.	3,820	394,148
Hanover Insurance Group, Inc.	153	17,053
Hartford Financial Services Group, Inc.	6,367	436,267
Kemper Corp.	5,701	246,739
Lincoln National Corp.	386	8,075
Marsh & McLennan Cos., Inc.	3,184	551,405
MetLife, Inc.	10,419	516,262
Old Republic International Corp.	5,497	134,622
Primerica, Inc.	1,263	229,891
Principal Financial Group, Inc.	2,732	178,837
Progressive Corp.	7,820	1,000,256
Prudential Financial, Inc.	3,129	246,221
Reinsurance Group of America, Inc.	3,769	527,660
Travelers Cos., Inc.	2,527	427,670
Unum Group†	17,149	745,124
Willis Towers Watson PLC	572	125,182
		9,179,827
Mortgage real estate investment trusts (REITs): 0.16%
Rithm Capital Corp.	90,066	733,137
Health care: 13.63%
Biotechnology: 2.55%
AbbVie, Inc.	23,203	3,201,086
Amgen, Inc.	7,598	1,676,499
Biogen, Inc.†	3,334	988,231
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.†	2,534	$220,306
Gilead Sciences, Inc.	26,197	2,015,597
Incyte Corp.†	1,235	76,014
Moderna, Inc.†	4,229	540,086
Natera, Inc.†	101	4,758
Neurocrine Biosciences, Inc.†	2,955	264,561
Novavax, Inc.†	61,588	495,783
Regeneron Pharmaceuticals, Inc.†	1,249	918,715
Sarepta Therapeutics, Inc.†	1,232	152,275
United Therapeutics Corp.†	2,282	478,627
Vertex Pharmaceuticals, Inc.†	2,897	937,382
		11,969,920
Health care equipment & supplies: 2.68%
Abbott Laboratories	21,241	2,166,582
Align Technology, Inc.†	348	98,366
Becton Dickinson & Co.	4,133	999,194
Boston Scientific Corp.†	17,400	895,752
Dentsply Sirona, Inc.	14,443	521,681
Dexcom, Inc.†	1,899	222,677
Edwards Lifesciences Corp.†	1,149	96,780
Enovis Corp.†	9,885	521,236
Envista Holdings Corp.†	7,751	247,179
GE HealthCare Technologies, Inc.†	8,979	713,920
Globus Medical, Inc. Class A†	929	50,287
Hologic, Inc.†	6,758	533,139
ICU Medical, Inc.†	243	42,498
IDEXX Laboratories, Inc.†	1,049	487,544
Insulet Corp.†	26	7,131
Integra LifeSciences Holdings Corp.†	8,222	312,025
Intuitive Surgical, Inc.†	2,324	715,420
Masimo Corp.†	1,591	257,488
Medtronic PLC	15,441	1,277,897
QuidelOrtho Corp.†	2,844	242,138
ResMed, Inc.	1,247	262,855
STERIS PLC	25	4,999
Stryker Corp.	4,071	1,121,886
Teleflex, Inc.	531	124,652
Zimmer Biomet Holdings, Inc.	5,431	691,584
		12,614,910
Health care providers & services: 2.37%
Centene Corp.†	5,701	355,799
Chemed Corp.	62	33,094
Cigna Group	6,072	1,502,273
CVS Health Corp.	15,321	1,042,288
Elevance Health, Inc.	2,801	1,254,344
Encompass Health Corp.	1,932	119,823
HCA Healthcare, Inc.	1,206	318,613
See accompanying notes to portfolio of investments
8 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Health care providers & services (continued)
Henry Schein, Inc.†	2,604	$192,436
Humana, Inc.	1,951	979,148
Molina Healthcare, Inc.†	791	216,655
Quest Diagnostics, Inc.	1,069	141,803
UnitedHealth Group, Inc.	10,130	4,935,741
Universal Health Services, Inc. Class B	370	48,888
		11,140,905
Health care technology: 0.17%
Teladoc Health, Inc.†	31,588	731,262
Veeva Systems, Inc. Class A†	305	50,538
		781,800
Life sciences tools & services: 1.97%
Agilent Technologies, Inc.	6,710	776,146
Avantor, Inc.†	13,498	269,150
Bio-Rad Laboratories, Inc. Class A†	1,053	393,138
Bruker Corp.	5,397	372,933
Charles River Laboratories International, Inc.†	1,280	247,526
Danaher Corp.	7,239	1,662,219
IQVIA Holdings, Inc.†	3,941	776,022
Mettler-Toledo International, Inc.†	504	666,223
QIAGEN NV†	5,255	237,316
Syneos Health, Inc.†	17,979	747,926
Thermo Fisher Scientific, Inc.	4,326	2,199,598
Waters Corp.†	2,624	659,201
West Pharmaceutical Services, Inc.	795	266,031
		9,273,429
Pharmaceuticals: 3.89%
Bristol-Myers Squibb Co.	29,064	1,872,884
Eli Lilly & Co.	9,343	4,012,445
Johnson & Johnson	29,050	4,504,493
Merck & Co., Inc.	32,135	3,548,025
Organon & Co.	21,098	409,090
Perrigo Co. PLC	11,859	379,014
Pfizer, Inc.	59,327	2,255,613
Viatris, Inc.	97,423	891,420
Zoetis, Inc.	2,514	409,807
		18,282,791
Industrials: 8.49%
Aerospace & defense: 1.43%
Boeing Co.†	4,722	971,316
BWX Technologies, Inc.	5,000	301,600
Curtiss-Wright Corp.	205	32,402
General Dynamics Corp.	3,085	629,895
Howmet Aerospace, Inc.	1,852	79,173
Huntington Ingalls Industries, Inc.	2,561	515,734
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 9

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Aerospace & defense (continued)
L3Harris Technologies, Inc.	1,677	$295,018
Lockheed Martin Corp.	3,562	1,581,564
Northrop Grumman Corp.	2,183	950,675
Raytheon Technologies Corp.	14,680	1,352,615
		6,709,992
Air freight & logistics: 0.59%
CH Robinson Worldwide, Inc.	5,385	509,098
Expeditors International of Washington, Inc.	4,460	491,983
FedEx Corp.	2,174	473,888
United Parcel Service, Inc. Class B	7,623	1,273,041
		2,748,010
Building products: 0.55%
A O Smith Corp.	327	20,908
Builders FirstSource, Inc.†	6,350	736,282
Carlisle Cos., Inc.	405	86,038
Carrier Global Corp.	12,105	495,094
Johnson Controls International PLC	2,345	139,997
Masco Corp.	8,921	431,063
Owens Corning	2,093	222,549
Trane Technologies PLC	2,886	471,082
		2,603,013
Commercial services & supplies: 0.40%
Cintas Corp.	962	454,199
Clean Harbors, Inc.†	1,964	275,745
MSA Safety, Inc.	123	16,920
RB Global, Inc.	833	43,383
Republic Services, Inc.	232	32,858
Rollins, Inc.	518	20,368
Stericycle, Inc.†	3,235	136,355
Tetra Tech, Inc.	1,643	225,863
Waste Management, Inc.	4,065	658,205
		1,863,896
Construction & engineering: 0.08%
AECOM	3,243	253,116
MDU Resources Group, Inc.	3,485	101,692
Valmont Industries, Inc.	81	21,244
		376,052
Electrical equipment: 1.01%
Acuity Brands, Inc.	4,426	666,954
AMETEK, Inc.	1,328	192,653
Eaton Corp. PLC	5,505	968,329
Generac Holdings, Inc.†	750	81,690
Hubbell, Inc.	3,619	1,022,223
nVent Electric PLC	11,675	506,462
See accompanying notes to portfolio of investments
10 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Electrical equipment (continued)
Regal Rexnord Corp.	442	$57,411
Rockwell Automation, Inc.	839	233,745
Sensata Technologies Holding plc	3,684	152,960
Vertiv Holdings Co.	45,614	880,350
		4,762,777
Ground transportation: 0.93%
JB Hunt Transport Services, Inc.	1,007	168,139
Landstar System, Inc.	5,093	893,210
Old Dominion Freight Line, Inc.	596	185,022
Ryder System, Inc.	5,947	468,802
Schneider National, Inc. Class B	28,032	726,590
Uber Technologies, Inc.†	11,709	444,123
U-Haul Holding Co.	9,958	525,484
Union Pacific Corp.	1,960	377,339
XPO, Inc.†	12,410	582,401
		4,371,110
Industrial conglomerates: 0.68%
3M Co.	6,070	566,392
General Electric Co.	12,767	1,296,233
Honeywell International, Inc.	6,845	1,311,502
		3,174,127
Machinery: 1.30%
AGCO Corp.	1,596	176,007
Allison Transmission Holdings, Inc.	9,265	438,234
Caterpillar, Inc.	5,875	1,208,781
Crane NXT Co.	1,073	56,472
Cummins, Inc.	1,840	376,114
Deere & Co.	2,172	751,469
Donaldson Co., Inc.	2,278	133,331
Esab Corp.	1,664	97,710
Flowserve Corp.	3,907	127,173
Illinois Tool Works, Inc.	2,564	560,824
ITT, Inc.	1,081	82,329
Lincoln Electric Holdings, Inc.	764	129,620
Oshkosh Corp.	1,107	81,730
Otis Worldwide Corp.	7,986	634,967
PACCAR, Inc.	9,291	639,035
Snap-on, Inc.	624	155,289
Timken Co.	3,873	277,113
Toro Co.	1,278	125,027
Xylem, Inc.	526	52,705
		6,103,930
Professional services: 1.28%
Automatic Data Processing, Inc.	1,978	413,382
Booz Allen Hamilton Holding Corp.	7,759	780,400
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 11

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Professional services (continued)
CACI International, Inc. Class A†	1,329	$397,664
FTI Consulting, Inc.†	3,181	598,060
Genpact Ltd.	12,690	466,738
Jacobs Solutions, Inc.	3,610	395,656
KBR, Inc.	10,209	602,535
Leidos Holdings, Inc.	6,033	470,936
ManpowerGroup, Inc.	10,902	764,993
Robert Half International, Inc.	4,446	289,079
Science Applications International Corp.	8,666	843,462
		6,022,905
Trading companies & distributors: 0.24%
MSC Industrial Direct Co., Inc. Class A	2,430	218,506
Watsco, Inc.	351	113,854
WESCO International, Inc.	2,967	407,606
WW Grainger, Inc.	629	408,234
		1,148,200
Information technology: 28.11%
Communications equipment: 0.77%
Arista Networks, Inc.†	250	41,585
Ciena Corp.†	3,839	179,435
Cisco Systems, Inc.	50,627	2,514,643
Juniper Networks, Inc.	9,877	299,965
Motorola Solutions, Inc.	2,033	573,143
Ubiquiti, Inc.	106	17,294
		3,626,065
Electronic equipment, instruments & components: 0.85%
Amphenol Corp. Class A	2,092	157,841
Arrow Electronics, Inc.†	6,212	786,688
Avnet, Inc.	21,363	936,554
CDW Corp.	2,751	472,319
Jabil, Inc.	10,711	958,849
TD SYNNEX Corp.	5,639	504,014
Vontier Corp.	6,383	189,192
		4,005,457
IT services: 1.97%
Accenture PLC Class A	7,542	2,307,249
Akamai Technologies, Inc.†	323	29,755
Amdocs Ltd.	11,376	1,071,278
Cognizant Technology Solutions Corp. Class A	11,149	696,701
DXC Technology Co.†	28,438	711,803
EPAM Systems, Inc.†	1,509	387,239
Gartner, Inc.†	2,607	893,836
GoDaddy, Inc. Class A†	4,015	294,621
International Business Machines Corp.	15,296	1,966,913
Kyndryl Holdings, Inc.†	52,301	656,900
See accompanying notes to portfolio of investments
12 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
IT services (continued)
Thoughtworks Holding, Inc.†	17,569	$144,768
Wix.com Ltd.†	854	65,092
		9,226,155
Semiconductors & semiconductor equipment: 6.16%
Advanced Micro Devices, Inc.†	11,796	1,394,405
Allegro MicroSystems, Inc.†	3,935	154,764
Analog Devices, Inc.	3,686	654,965
Applied Materials, Inc.	12,326	1,643,056
Broadcom, Inc.	4,770	3,853,969
Cirrus Logic, Inc.†	8,847	687,235
Enphase Energy, Inc.†	972	169,011
First Solar, Inc.†	3,084	625,929
Intel Corp.	32,029	1,006,992
KLA Corp.	1,958	867,374
Lam Research Corp.	2,028	1,250,668
Lattice Semiconductor Corp.†	2,447	198,966
Microchip Technology, Inc.	10,722	806,938
Micron Technology, Inc.	6,653	453,735
NVIDIA Corp.	25,269	9,560,273
ON Semiconductor Corp.†	8,209	686,272
Qorvo, Inc.†	4,390	426,971
QUALCOMM, Inc.	15,646	1,774,413
Skyworks Solutions, Inc.	3,014	311,979
Teradyne, Inc.	6,319	633,101
Texas Instruments, Inc.	10,338	1,797,571
		28,958,587
Software: 11.54%
Adobe, Inc.†	5,628	2,351,322
Alteryx, Inc. Class A†	8,010	311,909
ANSYS, Inc.†	509	164,707
Atlassian Corp. Class A†	2,711	490,122
Autodesk, Inc.†	2,885	575,240
Cadence Design Systems, Inc.†	3,817	881,383
CCC Intelligent Solutions Holdings, Inc.†	1,430	15,644
DocuSign, Inc.†	7,683	433,321
Dolby Laboratories, Inc. Class A	10,857	896,028
Dropbox, Inc. Class A†	50,760	1,168,495
Dynatrace, Inc.†	453	23,098
Fair Isaac Corp.†	1,189	936,540
Five9, Inc.†	3,687	243,748
Fortinet, Inc.†	12,380	845,925
Gen Digital, Inc.	14,784	259,311
Guidewire Software, Inc.†	1,145	95,012
Informatica, Inc. Class A†	29,767	525,685
Intuit, Inc.	2,366	991,638
Manhattan Associates, Inc.†	3,147	570,929
Microsoft Corp.	88,825	29,169,242
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 13

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Software (continued)
NCR Corp.†	37,441	$887,352
New Relic, Inc.†	7,488	527,530
Nutanix, Inc. Class A†	2,409	71,355
Oracle Corp.	22,708	2,405,686
Palantir Technologies, Inc. Class A†	15,644	230,123
Palo Alto Networks, Inc.†	2,479	528,994
Pegasystems, Inc.	15,739	761,138
PTC, Inc.†	4,275	574,560
RingCentral, Inc. Class A†	18,691	648,578
Roper Technologies, Inc.	854	387,904
Salesforce, Inc.†	9,690	2,164,552
ServiceNow, Inc.†	1,449	789,386
Smartsheet, Inc. Class A†	2,743	135,998
Splunk, Inc.†	3,712	368,565
Synopsys, Inc.†	2,088	949,957
Teradata Corp.†	26,711	1,251,677
Workday, Inc. Class A†	390	82,676
Zoom Video Communications, Inc. Class A†	7,555	507,167
		54,222,497
Technology hardware, storage & peripherals: 6.82%
Apple, Inc.	177,331	31,431,920
Hewlett Packard Enterprise Co.	10,421	150,271
HP, Inc.	15,651	454,818
		32,037,009
Materials: 2.16%
Chemicals: 1.13%
Air Products & Chemicals, Inc.	929	250,031
Axalta Coating Systems Ltd.†	8,337	241,856
CF Industries Holdings, Inc.	1,744	107,273
Chemours Co.	14,549	385,403
Corteva, Inc.	3,559	190,371
Dow, Inc.	10,082	491,800
Eastman Chemical Co.	2,197	169,367
Huntsman Corp.	7,074	168,008
Linde PLC	4,905	1,734,702
LyondellBasell Industries NV Class A	6,910	591,081
Mosaic Co.	2,194	70,120
Olin Corp.	10,657	504,183
RPM International, Inc.	2,521	201,151
Sherwin-Williams Co.	1,028	234,158
		5,339,504
Construction materials: 0.11%
Eagle Materials, Inc.	3,146	512,578
Containers & packaging: 0.30%
Amcor PLC	4,534	43,708
See accompanying notes to portfolio of investments
14 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Containers & packaging (continued)
Berry Global Group, Inc.	9,449	$540,577
Crown Holdings, Inc.	1,044	79,584
Graphic Packaging Holding Co.	8,315	198,729
International Paper Co.	8,348	245,765
Silgan Holdings, Inc.	6,451	290,230
		1,398,593
Metals & mining: 0.62%
Alcoa Corp.	1,983	62,901
Cleveland-Cliffs, Inc.†	19,877	275,893
Freeport-McMoRan, Inc.	3,252	111,674
Nucor Corp.	4,827	637,454
Reliance Steel & Aluminum Co.	3,593	843,205
Steel Dynamics, Inc.	7,865	722,793
U.S. Steel Corp.	12,696	265,600
		2,919,520
Real estate: 2.70%
Diversified REITs: 0.01%
WP Carey, Inc.	675	46,818
Health care REITs: 0.18%
Medical Properties Trust, Inc.	42,045	346,871
Omega Healthcare Investors, Inc.	10,156	302,750
Ventas, Inc.	1,927	83,131
Welltower, Inc.	1,224	91,323
		824,075
Hotel & resort REITs: 0.36%
Host Hotels & Resorts, Inc.	55,226	916,751
Park Hotels & Resorts, Inc.	58,020	750,779
		1,667,530
Industrial REITs : 0.31%
Americold Realty Trust, Inc.	26,862	787,057
Prologis, Inc.	5,546	690,754
		1,477,811
Real estate management & development: 0.17%
CBRE Group, Inc. Class A†	6,975	522,567
Jones Lang LaSalle, Inc.†	1,501	210,651
Zillow Group, Inc. Class A†	1,461	65,438
		798,656
Residential REITs : 0.06%
Equity LifeStyle Properties, Inc.	3,319	209,661
Mid-America Apartment Communities, Inc.	617	90,736
		300,397
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 15

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Retail REITs : 0.36%
Brixmor Property Group, Inc.	17,617	$352,869
Federal Realty Investment Trust	1,128	99,490
NNN REIT, Inc.	7,143	303,863
Regency Centers Corp.	2,708	152,379
Simon Property Group, Inc.	7,275	764,966
		1,673,567
Specialized REITs : 1.25%
American Tower Corp.	3,755	692,572
Crown Castle, Inc.	4,152	470,048
CubeSmart	1,820	80,881
Digital Realty Trust, Inc.	1,299	133,096
EPR Properties	6,737	281,000
Equinix, Inc.	1,169	871,548
Extra Space Storage, Inc.	621	89,592
Gaming & Leisure Properties, Inc.	6,988	336,402
Iron Mountain, Inc.	12,750	681,105
Lamar Advertising Co. Class A	3,901	350,622
Public Storage	1,244	352,425
Rayonier, Inc.	12,038	352,954
SBA Communications Corp.	635	140,830
VICI Properties, Inc.	8,126	251,337
Weyerhaeuser Co.	28,044	803,741
		5,888,153
Utilities: 2.59%
Electric utilities: 1.54%
American Electric Power Co., Inc.	4,910	408,119
Constellation Energy Corp.	11,121	934,386
Duke Energy Corp.	5,369	479,398
Edison International	5,506	371,765
Entergy Corp.	3,122	306,580
Evergy, Inc.	254	14,694
Eversource Energy	2,041	141,298
Exelon Corp.	16,249	644,273
FirstEnergy Corp.	5,848	218,657
Hawaiian Electric Industries, Inc.	14,038	504,105
NextEra Energy, Inc.	14,101	1,035,859
NRG Energy, Inc.	2,559	86,469
OGE Energy Corp.	3,628	127,996
PG&E Corp.†	27,200	460,768
Pinnacle West Capital Corp.	1,752	135,395
PPL Corp.	12,589	329,832
Southern Co.	9,910	691,223
Xcel Energy, Inc.	5,443	355,373
		7,246,190
Gas utilities: 0.08%
UGI Corp.	12,169	340,367
See accompanying notes to portfolio of investments
16 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.08%
AES Corp.	13,863	$273,655
Vistra Corp.	4,739	113,594
		387,249
Multi-utilities: 0.79%
Ameren Corp.	2,100	170,247
CenterPoint Energy, Inc.	14,094	397,592
CMS Energy Corp.	6,909	400,584
Consolidated Edison, Inc.	7,002	653,287
Dominion Energy, Inc.	1,983	99,705
DTE Energy Co.	5,283	568,451
NiSource, Inc.	8,015	215,523
Public Service Enterprise Group, Inc.	6,567	392,378
Sempra Energy	2,892	415,089
WEC Energy Group, Inc.	4,674	408,274
		3,721,130
Water utilities: 0.10%
American Water Works Co., Inc.	2,382	344,080
Essential Utilities, Inc.	2,756	112,279
		456,359
Total common stocks (Cost $372,707,646)		457,937,177

		Yield
Short-term investments: 1.98%
Investment companies: 1.98%
Allspring Government Money Market Fund Select Class♠∞		5.01%	9,299,435	9,299,435
Total short-term investments (Cost $9,299,435)				9,299,435
Total investments in securities (Cost $382,007,081)	99.43%			467,236,612
Other assets and liabilities, net	0.57			2,659,321
Total net assets	100.00%			$469,895,933

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 17

Portfolio of investments—May 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,693,994	$17,176,964	$(23,571,523)	$0	$0	$9,299,435	9,299,435	$125,729
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	50	6-16-2023	$10,375,678	$10,476,250	$100,572	$0
See accompanying notes to portfolio of investments
18 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 19

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$38,792,110	$0	$0	$38,792,110
Consumer discretionary	45,203,807	0	0	45,203,807
Consumer staples	31,492,540	0	0	31,492,540
Energy	17,120,167	0	0	17,120,167
Financials	54,306,519	0	0	54,306,519
Health care	64,063,755	0	0	64,063,755
Industrials	39,884,012	0	0	39,884,012
Information technology	132,075,770	0	0	132,075,770
Materials	10,170,195	0	0	10,170,195
Real estate	12,677,007	0	0	12,677,007
Utilities	12,151,295	0	0	12,151,295
Short-term investments
Investment companies	9,299,435	0	0	9,299,435
	467,236,612	0	0	467,236,612
Futures contracts	100,572	0	0	100,572
Total assets	$467,337,184	$0	$0	$467,337,184
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2023, $2,000,000 was segregated as cash collateral for these open futures contracts.
For the three months ended May 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
20 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio